RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	11 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of restatement on financial statements

	As		As		As
	Previously	Adjustments	Restated	Adjustments	Restated
	Reported	(Amendment 1)	(Amendment 1)	(Amendment 2)	(Amendment 2)
Balance sheet as of July 7, 2020 (unaudited)
Warrant Liability	$—	$17,695,600	$17,695,600	$—	$17,695,600
Class A Common Stock Subject to Possible Redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Class A Common Stock	133	177	310	(310)	—
Additional Paid-in Capital	5,000,179	671,724	5,671,903	(5,671,903)	—
Accumulated Deficit	(1,000)	(671,901)	(672,901)	(25,331,217)	(26,004,118)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$17,081,700	$17,081,700	$—	$17,081,700
Class A Common Stock Subject to Possible Redemption	262,636,479	(17,081,700)	245,554,779	30,532,860	276,087,639
Class A Common Stock	134	171	305	(305)	—
Additional Paid-in Capital	5,055,869	57,830	5,113,699	(5,113,699)	—
Accumulated Deficit	(56,690)	(58,001)	(114,691)	(25,418,856)	(25,533,547)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$30,101,808	$30,101,808	$—	30,101,808
Class A Common Stock Subject to Possible Redemption	260,476,412	(30,101,808)	230,374,604	45,658,843	276,033,447
Common Stock	156	301	457	(457)	—
Additional Paid-in Capital	7,215,914	13,077,808	20,293,722	(20,293,722)	—
Accumulated Deficit	(2,216,751)	(13,078,109)	(15,294,860)	(25,364,664)	(40,659,524)

Statement of Operations for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$613,900	$613,900	—	613,900
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Net loss	(56,690)	(58,001)	(114,691)	—	(114,691)
Weighted average shares outstanding, Common stock subject to possible redemption	26,269,217	(1,769,560)	24,499,657	(24,499,657)	—
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00	—	—
Weighted average shares outstanding, Non-redeemable common stock	6,869,801	689,966	7,559,767	(7,559,767)	—
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	—	(0.02)	0.02	—
Weighted average shares outstanding of Class A common stock	—	—	—	10,761,468	10,761,468
Basic and diluted net loss per share, Class A common stock	—	—	—	(0.01)	(0.01)
Weighted average shares outstanding of Class B common stock	—	—	—	6,350,917	6,350,917
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.01)	(0.01)

Statement of Operations for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)	—	(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)	—	(15,294,860)
Weighted average shares outstanding, Common stock subject to possible redemption	26,261,989	(1,737,369)	24,524,620	(24,524,620)	—
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00	—	—
Weighted average shares outstanding, Common stock	7,273,705	1,010,362	8,269,814	(8,269,814)	—
Basic and diluted net loss per share, Common stock	(0.31)	(1.54)	(1.85)	1.85	—
Weighted average shares outstanding of Class A common stock	—	—	—	15,758,710	15,758,710
Basic and diluted net loss per share, Class A common stock	—	—	—	(0.69)	(0.69)
Weighted average shares outstanding of Class B common stock	—	—	—	6,513,871	6,513,871
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.69)	(0.69)
Basic and diluted net loss per share, Class B common stock	—	—	—	(0.69)	(0.69)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from February 14, 2020 (inception) to September 30, 2020 (audited)
Sales of 27,600,000 Units, net of underwriting discounts	249,366,073	—	—	(249,366,073)	—
Class A common stock subject to possible redemption	(245,554,775)	—	—	245,554,775	—
Accretion for Class A common stock subject to redemption amount	—	—	—	(26,721,566)	(26,721,566)
Total stockholders’ equity (deficit)	5,000,003	—	—	(30,532,860)	(25,532,857)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Sales of 27,600,000 Units, net of underwriting discounts	249,366,073	—	—	(249,366,073)	—
Class A common stock subject to possible redemption	(230,374,604)	—	—	(230,374,604)	—
Accretion for Class A common stock subject to redemption amount	—	—	—	(26,721,566)	(26,721,566)
Total stockholders’ equity (deficit)	5,000,009	—	—	(45,658,843)	(46,658,834)

Cash Flow Statement for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(56,690)	(58,001)	(114,691)	—	(114,691)
Change in fair value of warrant liability	$—	$(613,900)	$(613,900)	—	(613,900)
Transaction costs associated with Initial Public Offering	—	671,901	671,901	—	671,901
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Change in value of Class A common stock subject to possible redemption	(55,691)	613,900	558,209	(470,570)	87,639

Cash Flow Statement for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)	—	(15,294,860)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)	—	(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)	—	(671,901)
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570	31,003,430	276,000,000
Change in value of Class A common stock subject to possible redemption	(2,215,758)	(12,406,208)	(14,621,966)	14,655,413	33,447